Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Summary of DAC, VOBA, DSI and DFEL) (Details)	12 Months Ended
Dec. 31, 2022
Life Insurance Segment [Member]
Expected Amortization Period	60 years
Group Protection Segment [Member]
Expected Amortization Period	4 years
Maximum [Member] | Annuities [Member]
Expected Amortization Period	40 years
Maximum [Member] | Retirement Plan Services Segment [Member]
Expected Amortization Period	50 years
Minimum [Member] | Annuities [Member]
Expected Amortization Period	30 years
Minimum [Member] | Retirement Plan Services Segment [Member]
Expected Amortization Period	40 years